Stockholders' equity and dividend payment, Stock Repurchases (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Stock Repurchases [Abstract]
Share repurchases (in shares)	1,481,383	2,209,927	4,326,379
Percentage of outstanding shares	0.90%
Aggregate consideration	$ 13,196	$ 18,808	$ 24,758
Average price (in dollars per share)	$ 8.89	$ 8.49	$ 5.71